Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Container leaseback financing receivable, 2023	$ 99,927
Container leaseback financing receivable, 2024	95,974
Container leaseback financing receivable, 2025	88,427
Container leaseback financing receivable, 2026	86,942
Container leaseback financing receivable, 2027	86,942
Container leaseback financing receivable, 2028 and thereafter	721,303
Container leaseback financing receivable, Total future minimum lease payments receivable	1,179,515	$ 483,325
Net investment in finance leases, 2023	232,689
Net investment in finance leases, 2024	228,958
Net investment in finance leases, 2025	211,967
Net investment in finance leases, 2026	207,216
Net investment in finance leases, 2027	201,909
Net investment in finance leases, 2028 and thereafter	1,404,626
Net investment in finance leases, Total future minimum lease payments receivable	2,487,365	$ 2,558,339
Future minimum lease payments receivable, 2023	332,616
Future minimum lease payments receivable, 2024	324,932
Future minimum lease payments receivable, 2025	300,394
Future minimum lease payments receivable, 2026	294,158
Future minimum lease payments receivable, 2027	288,851
Future minimum lease payments receivable, 2028 and thereafter	2,125,929
Total future minimum lease payments receivable	$ 3,666,880